Loans (Details) - Schedule of Principal Balance Outstanding in Past Due Loans - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Residential real estate
Total Past Due	$ 6,071	$ 4,325
Loans Not Past Due	309,370	271,787
Total	315,441	276,112
30-89 Days Past Due [Member]
Residential real estate
Total Past Due	4,262	2,927
Greater than 90 Days Past Due [Member]
Residential real estate
Total Past Due	1,809	1,398
One-to four-family [Member]
Residential real estate
Total Past Due	4,929	3,988
Loans Not Past Due	235,147	212,444
Total	240,076	216,432
One-to four-family [Member] | 30-89 Days Past Due [Member]
Residential real estate
Total Past Due	3,415	2,662
One-to four-family [Member] | Greater than 90 Days Past Due [Member]
Residential real estate
Total Past Due	1,514	1,326
Multi-family [Member]
Residential real estate
Total Past Due
Loans Not Past Due	19,067	14,252
Total	19,067	14,252
Multi-family [Member] | 30-89 Days Past Due [Member]
Residential real estate
Total Past Due
Multi-family [Member] | Greater than 90 Days Past Due [Member]
Residential real estate
Total Past Due
Construction [Member]
Residential real estate
Total Past Due		5
Loans Not Past Due	12,294	1,358
Total	12,294	1,363
Construction [Member] | 30-89 Days Past Due [Member]
Residential real estate
Total Past Due		5
Construction [Member] | Greater than 90 Days Past Due [Member]
Residential real estate
Total Past Due
Land [Member]
Residential real estate
Total Past Due
Loans Not Past Due	470	1,062
Total	470	1,062
Land [Member] | 30-89 Days Past Due [Member]
Residential real estate
Total Past Due
Land [Member] | Greater than 90 Days Past Due [Member]
Residential real estate
Total Past Due
Farm [Member]
Residential real estate
Total Past Due
Loans Not Past Due	1,346	1,338
Total	1,346	1,338
Farm [Member] | 30-89 Days Past Due [Member]
Residential real estate
Total Past Due
Farm [Member] | Greater than 90 Days Past Due [Member]
Residential real estate
Total Past Due
Nonresidential real estate [Member]
Residential real estate
Total Past Due	662
Loans Not Past Due	29,555	31,441
Total	30,217	31,441
Nonresidential real estate [Member] | 30-89 Days Past Due [Member]
Residential real estate
Total Past Due	662
Nonresidential real estate [Member] | Greater than 90 Days Past Due [Member]
Residential real estate
Total Past Due
Commercial and industrial [Member]
Residential real estate
Total Past Due	28	73
Loans Not Past Due	1,156	933
Total	1,184	1,006
Commercial and industrial [Member] | 30-89 Days Past Due [Member]
Residential real estate
Total Past Due		72
Commercial and industrial [Member] | Greater than 90 Days Past Due [Member]
Residential real estate
Total Past Due	28	1
Loans on deposits [Member]
Residential real estate
Total Past Due
Loans Not Past Due	855	891
Total	855	891
Loans on deposits [Member] | 30-89 Days Past Due [Member]
Residential real estate
Total Past Due
Loans on deposits [Member] | Greater than 90 Days Past Due [Member]
Residential real estate
Total Past Due
Home equity [Member]
Residential real estate
Total Past Due	435	259
Loans Not Past Due	8,782	7,411
Total	9,217	7,670
Home equity [Member] | 30-89 Days Past Due [Member]
Residential real estate
Total Past Due	168	188
Home equity [Member] | Greater than 90 Days Past Due [Member]
Residential real estate
Total Past Due	267	71
Unsecured [Member]
Residential real estate
Total Past Due	17
Loans Not Past Due	594	540
Total	611	540
Unsecured [Member] | 30-89 Days Past Due [Member]
Residential real estate
Total Past Due	17
Unsecured [Member] | Greater than 90 Days Past Due [Member]
Residential real estate
Total Past Due
Automobile [Member]
Residential real estate
Total Past Due
Loans Not Past Due	104	117
Total	104	117
Automobile [Member] | 30-89 Days Past Due [Member]
Residential real estate
Total Past Due
Automobile [Member] | Greater than 90 Days Past Due [Member]
Residential real estate
Total Past Due